COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

CREF Money Market Account

SUPPLEMENT NO. 4
dated December 23, 2020 to the Prospectus dated May 1, 2020, as supplemented through November 20, 2020

The following language replaces in its entirety footnote number one to the “Estimated Annual Expense Deductions From Net Assets” table in the section entitled “About expenses” on pages 10-11 in the Prospectus:

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’s yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.

The following language replaces in its entirety the footnote to the “Average Annual Total Returns For Class R1” chart, in the section entitled “Past performance” on pages 63-64 in the Prospectus:

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’s yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.

The following language replaces in its entirety footnote “§” to the “Average Annual Total Returns For The Accounts” chart, in the section entitled “Past performance” on page 66 in the Prospectus:

Between July 16, 2009 and March 7, 2017, TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the total returns of the Money Market Account would have been lower. For a period of three years after the date an amount was waived, it was eligible for recoupment by TIAA, under certain conditions. All eligible expenses were recouped by July 2018 for Class R3, September 2018 for Class R2 and June 2019 for Class R1.

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account (the “Account”) when a class’s yield is less than zero. Without this waiver, the total returns of each class of the Account would be lower, and could be negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.

A40991 (12/20)

COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

CREF Money Market Account

SUPPLEMENT NO. 4
dated December 23, 2020 to the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented through November 20, 2020

The following language replaces in its entirety the first paragraph in the section entitled “Administrative services” on page 46 in the SAI:

Administrative services have been provided pursuant to an Administrative Services Agreement with TIAA. The Administrative Services Agreement covers all administrative services in relation with the operation of CREF and each Account and the administration of any annuity contracts or certificates issued by CREF. TIAA has agreed to withhold (“waive”) a portion of the administrative expenses for each class of the Money Market Account to the extent needed to keep a class’s yield from being negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a certain portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.

The following language replaces in its entirety the second paragraph in the section entitled “12b-1 fees” in the section “Investment advisory and related services” on page 47 in the SAI:

TIAA has agreed to withhold (“waive”) a portion of the Rule 12b-1 distribution expenses for each class of the Money Market Account to the extent needed to keep a class’s yield from being negative. TIAA may, for a period of three years after the date an amount was waived, recover from the Account a certain portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver. This limited waiver may be terminated at any time and, in any event, will extend only through June 30, 2021.

A40992 (12/20)